Depreciation and Amortization Expense - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant, and Equipment Disclosure [Line Items]
Depreciation and amortization expense	$ 7.2	$ 6.4	$ 4.7